INCOME TAXES (Details 1)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Computed "expected" tax expense (benefit)	(34.00%)	(34.00%)
State income taxes	0.00%	0.00%
Permanent differences	1.58%	5.02%
Change in Tax Rates	107.58%	8212.00%
Change in valuation allowance	(75.16%)	28.98%
Effective tax rate	0.00%	0.00%